Reporting Entity	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Reporting Entity
1.	Reporting Entity
NEC Corporation (the “Company” or “NEC”) is a public company incorporated in Japan. NEC and its subsidiaries (collectively, the “NEC Group”) has six segments: Public Solutions business, Public Infrastructure business, Enterprise business, Network Services business, System Platform business and Global business, all of which are operating segments. For further information regarding these businesses, see Note 6. “Segment Information.” The NEC Group’s principal operating bases are located mainly in Japan and other countries as disclosed in Note 11. “Subsidiaries.”